SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share Options
Outstanding - beginning of year | shares	797,279
Granted | shares	9,615
Exercised | shares	(236,652)
Expired and forfeited | shares	(84,700)
Outstanding - year end | shares	485,542
Options exercisable at year-end | shares	327,859
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 22.29
Granted | $ / shares	102.35
Exercised | $ / shares	18.76
Expired and forfeited | $ / shares	23.85
Outstanding - year end | $ / shares	25.33
Options exercisable at year-end | $ / shares	$ 21.09